Income Taxes - Reconciliation of Income Tax Expense (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income taxes
Profit (loss) before income taxes	R$ 39,102	R$ (42,534)	R$ (100,901)
Combined statutory income taxes rate - %	34.00%	34.00%	34.00%
Income tax benefit (expense) at statutory rates	R$ (13,295)	R$ 14,462	R$ 34,306
Reconciliation adjustments:
Share of profit (loss) of equity-accounted investees (b)	139	(612)	(269)
Effect of presumed profit of subsidiaries (c)	9,552	18,593	11,080
Non-deferred tax loss	(7,427)	(1,714)	(34,227)
Stock options	(6,986)
Other additions (exclusions), net	(4,305)	2,374	7,095
Income taxes benefit (expense)	(22,322)	33,103	17,985
Current	(87,379)	(46,850)	(26,553)
Deferred	R$ 65,057	R$ 79,953	R$ 44,538
Effective rate	57.10%	77.80%	17.80%
Prior gross revenue used to calculate presumed profit income tax	R$ 78,000	R$ 78,000	R$ 78,000